Goodwill And Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Intangible asset Impairments	$ 80		$ 394
Weighted-average useful life of intangible assets	7 years 10 months 28 days
Amortization expense of intangible assets	$ 1,200	$ 500	800	$ 400
CDE In- Process Research and Development
Finite Lived Intangible Assets [Line Items]
Intangible asset Impairments	80		248
Research and Development Expenses
Finite Lived Intangible Assets [Line Items]
Intangible asset Impairments	100
Licensing Agreements
Finite Lived Intangible Assets [Line Items]
Intangible asset Impairments				$ 0
Licensing Agreements | Research and Development Expenses
Finite Lived Intangible Assets [Line Items]
Intangible asset Impairments			200
Licensing Agreements | Selling, General, and Administrative Expenses
Finite Lived Intangible Assets [Line Items]
Intangible asset Impairments			100
Licensing Agreements | Hanmi Pharmaceuticals Co. Ltd.
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired			$ 400
Acquired finite-lived intangible assets, amortization period			12 years 9 months
Licensing Agreements | Gland Pharma Ltd
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 1,600		$ 2,700
Acquired finite-lived intangible assets, amortization period	5 years		5 years
Customer Lists | QuaDPharma
Finite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, amortization period	7 years
Customer Lists | Polymed
Finite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, amortization period	6 years
Technology | Polymed
Finite Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, amortization period	12 years
Quad Pharma Customer List
Finite Lived Intangible Assets [Line Items]
Intangible asset Impairments			$ 146